Income Taxes - Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Changes in deferred tax assets and liabilities [line items]
Opening balance	₨ 20,193.2	$ 292.0	₨ (32,415.3)	₨ 3,865.5
Adjustment of initial application of IFRS 15	(84.5)	(1.2)
Adjusted Opening Balance	20,108.7	290.8
Recognized in profit or loss	(47,677.2)	(689.5)	4,649.7	3,661.7
Recognized in/reclassified from other comprehensive income	(9,020.2)	(130.4)	47,747.2	(39,942.5)
MAT Credit Utilized	15.8	0.2
Reversal of items classified as held for Sale in earlier year	(85.3)	(1.2)
Divestment of subsidiary	57.5	0.8
Closing balance	(36,600.7)	$ (529.3)	20,193.2	(32,415.3)
Deferred tax assets	51,511.1		41,064.6	44,221.7	$ 744.9
Deferred tax liabilities	(14,910.4)		(61,257.8)	(11,806.4)	$ (215.6)
Undistributed earnings in subsidiaries, joint operations and equity accounted investees, reversed on dividend distribution by subsidiaries	3,608.2		4,088.5	3,653.6
Classified as held for sale			211.6
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	16,852.0		14,335.3	16,117.2
Adjusted Opening Balance	16,852.0
Recognized in profit or loss	(1,142.6)		2,221.9	(1,787.8)
Recognized in/reclassified from other comprehensive income	(119.7)		453.5	5.9
Reversal of items classified as held for Sale in earlier year	56.0
Divestment of subsidiary	72.1
Closing balance	15,717.8		16,852.0	14,335.3
Classified as held for sale			(158.7)
Intangible assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	121,838.5		104,848.9	115,877.7
Adjusted Opening Balance	121,838.5
Recognized in profit or loss	(12,420.5)		5,305.1	2,879.2
Recognized in/reclassified from other comprehensive income	(1,881.1)		11,657.1	(13,908.0)
Reversal of items classified as held for Sale in earlier year	(27.4)
Closing balance	107,509.5		121,838.5	104,848.9
Classified as held for sale			27.4
Investments accounted for using equity method [member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	19,397.2		13,376.3	13,436.3
Adjusted Opening Balance	19,397.2
Recognized in profit or loss	(2,330.4)		5,081.6	480.7
Recognized in/reclassified from other comprehensive income	(174.6)		939.3	(540.7)
Closing balance	16,892.2		19,397.2	13,376.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	169.5		169.5	169.5
Adjusted Opening Balance	169.5
Closing balance	169.5		169.5	169.5
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance			231.2	40.4
Recognized in profit or loss			(611.5)	200.2
Recognized in/reclassified from other comprehensive income			380.3	(9.4)
Closing balance				231.2
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	136.6		446.9	624.1
Adjusted Opening Balance	136.6
Recognized in profit or loss	717.4		(81.2)	(222.8)
Recognized in/reclassified from other comprehensive income	176.1		(132.9)	45.6
Reversal of items classified as held for Sale in earlier year	120.9
Closing balance	1,151.0		136.6	446.9
Classified as held for sale			(96.2)
Deferred tax liabilities [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	158,393.8		133,408.1	146,265.2
Adjusted Opening Balance	158,393.8
Recognized in profit or loss	(15,176.1)		11,915.9	1,549.5
Recognized in/reclassified from other comprehensive income	(1,999.3)		13,297.3	(14,406.6)
Reversal of items classified as held for Sale in earlier year	149.5
Divestment of subsidiary	72.1
Closing balance	141,440.0		158,393.8	133,408.1
Classified as held for sale			(227.5)
Unabsorbed Depreciation [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(21,955.1)		(19,921.0)	(19,432.6)
Adjusted Opening Balance	(21,955.1)
Recognized in profit or loss	161.2		(2,150.3)	(489.0)
Recognized in/reclassified from other comprehensive income	0.1		(15.8)	0.6
Reversal of items classified as held for Sale in earlier year	(24.3)
Divestment of subsidiary	(124.4)
Closing balance	(21,942.5)		(21,955.1)	(19,921.0)
Classified as held for sale			132.1
Business loss carry forwards [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(42,737.4)		(27,509.3)	(34,321.9)
Adjustment of initial application of IFRS 15	(84.5)
Adjusted Opening Balance	(42,821.9)
Recognized in profit or loss	19,255.9		(11,944.0)	4,177.0
Recognized in/reclassified from other comprehensive income	723.9		(3,284.1)	2,635.6
Closing balance	(22,842.1)		(42,737.4)	(27,509.3)
Expenses deductible - provisions, allowances for doubtful receivables and others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(30,213.9)		(26,824.2)	(33,149.5)
Adjusted Opening Balance	(30,213.9)
Recognized in profit or loss	(3,911.1)		(2,191.5)	5,127.0
Recognized in/reclassified from other comprehensive income	(2.2)		(1,233.1)	1,198.3
Reversal of items classified as held for Sale in earlier year	(21.2)
Divestment of subsidiary	(24.5)
Closing balance	(34,172.9)		(30,213.9)	(26,824.2)
Classified as held for sale			34.9
Compensated absences and retirement benefits [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(8,426.3)		(21,729.6)	(11,859.0)
Adjusted Opening Balance	(8,426.3)
Recognized in profit or loss	(32.7)		7,224.7	6.2
Recognized in/reclassified from other comprehensive income	(3,858.5)		5,941.6	(9,876.8)
Reversal of items classified as held for Sale in earlier year	(132.4)
Divestment of subsidiary	(13.0)
Closing balance	(12,462.9)		(8,426.3)	(21,729.6)
Classified as held for sale			137.0
Minimum alternate tax carry-forward [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(381.9)		(749.2)	(582.6)
Adjusted Opening Balance	(381.9)
Recognized in profit or loss	(817.8)		329.5	(166.6)
MAT Credit Utilized	15.8
Reversal of items classified as held for Sale in earlier year	(37.8)
Divestment of subsidiary	155.5
Closing balance	(1,066.2)		(381.9)	(749.2)
Classified as held for sale			37.8
Property, plant and equipment [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(926.5)		(1,119.0)	(2,109.3)
Adjusted Opening Balance	(926.5)
Recognized in profit or loss	(48,258.9)		308.3	738.1
Recognized in/reclassified from other comprehensive income	(108.2)		(115.8)	252.2
Closing balance	(49,293.6)		(926.5)	(1,119.0)
Derivative financial instruments [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(7,552.4)		(44,289.4)	(22,966.4)
Adjusted Opening Balance	(7,552.4)
Recognized in profit or loss	(1,022.1)		465.4	1,283.3
Recognized in/reclassified from other comprehensive income	(3,674.7)		36,267.6	(22,606.3)
Reversal of items classified as held for Sale in earlier year	(3.9)
Closing balance	(12,253.1)		(7,552.4)	(44,289.4)
Classified as held for sale			3.9
Unrealized profit on inventory [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(15,079.2)		(15,696.4)	(12,233.4)
Adjusted Opening Balance	(15,079.2)
Recognized in profit or loss	3,811.5		3,038.2	(5,519.4)
Recognized in/reclassified from other comprehensive income	(151.0)		(2,421.0)	2,056.4
Closing balance	(11,418.7)		(15,079.2)	(15,696.4)
Others [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(10,927.9)		(7,985.3)	(5,745.0)
Adjusted Opening Balance	(10,927.9)
Recognized in profit or loss	(1,687.1)		(2,346.5)	(3,044.4)
Recognized in/reclassified from other comprehensive income	49.7		(689.5)	804.1
Reversal of items classified as held for Sale in earlier year	(15.2)
Divestment of subsidiary	(8.2)
Closing balance	(12,588.7)		(10,927.9)	(7,985.3)
Classified as held for sale			93.4
Deferred tax assets [Member]
Changes in deferred tax assets and liabilities [line items]
Opening balance	(138,200.6)		(165,823.4)	(142,399.7)
Adjustment of initial application of IFRS 15	(84.5)
Adjusted Opening Balance	(138,285.1)
Recognized in profit or loss	(32,501.1)		(7,266.2)	2,112.2
Recognized in/reclassified from other comprehensive income	(7,020.9)		34,449.9	(25,535.9)
MAT Credit Utilized	15.8
Reversal of items classified as held for Sale in earlier year	(234.8)
Divestment of subsidiary	(14.6)
Closing balance	₨ (178,040.7)		(138,200.6)	₨ (165,823.4)
Classified as held for sale			₨ 439.1